RIGHT OF USE ASSETS AND LEASE LIABILITIES - Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	$ 204	$ 162	$ 198
Less than and including 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	69	43	52
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	114	83	89
Five years and more
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	$ 21	$ 36	$ 57